UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   August 11, 2005
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$292,409 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

                                 TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER          CLASS      CUSIP    (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED    NONE
ANCHOR BANCORP WISCONSIN INC     COM      032839102    6,924  228,827   SH           SOLE                    19,215  209,612
ASTORIA FINANCIAL CORP           COM      046265104    3,628  127,465   SH           SOLE                    10,557  116,908
ASSURANT INC			 COM 	  04621X108   17,223  477,114   SH           SOLE                    39,770  437,344
ALLSTATE CORP                    COM      020002101   14,280  238,996   SH           SOLE                    19,796  219,200
AMCORE FINANCIAL INC             COM      023912108    5,181  173,410   SH           SOLE                    15,069  158,341
AMSOUTH BANCORPORATION           COM      032165102    6,894  265,191   SH           SOLE                    22,189  243,002
ATLANTIC BANCGROUP INC           COM      048221105    1,325   55,234   SH           SOLE                             55,234
BANCORP BANK/THE                 COM      05969F109      436   25,000   SH           SOLE                             25,000
BANKFINANCIALCORP                COM      06643P104    7,657  574,453   SH           SOLE                    47,578  526,875
BEAR STEARNS COMPANIES INC       COM      073902108    9,040   86,977   SH           SOLE                     7,209   79,768
BROOKLYN FEDERAL BANCORP INC     COM      114039100    2,638  246,107   SH           SOLE                    20,380  225,727
CAMBRIDGE BANCORP                COM      132152109      393   13,200   SH           SOLE                             13,200
CENTRAL FLORIDA STATE BANK       COM      153479100      644   42,000   SH           SOLE                             42,000
CIT GROUP INC                    COM      125581108   11,354  264,232   SH           SOLE                    21,911  242,321
COMMUNITY BANCORP INC            COM      20342P109    5,419  180,353   SH           SOLE                            180,353
COLONIAL BANCGROUP INC           COM      195493309    7,341  332,783   SH           SOLE                    28,300  304,483
COMMUNITY WEST BANCSHARES        COM      204157101    1,292  105,926   SH           SOLE                    12,826   93,100
COMMONWEALTH BANKSHARES INC      COM      202736104      652   31,447   SH           SOLE                             31,447
DCB FINANCIAL CORP               COM      233075100    1,707   61,883   SH           SOLE                             61,883
EFC BANCORP INC                  COM      268423100    1,286   37,849   SH           SOLE                     3,394   34,455
EAGLE BANCORP INC                COM      268948106      295   15,157   SH           SOLE                             15,157
ENCORE CAPITAL GROUP INC         COM      292554102    2,759  162,337   SH           SOLE                    13,646  148,691
EPLUS INC                        COM      294268107    8,731  759,224   SH           SOLE                    64,998  694,226
EVERGREEN BANCORP INC            COM      300349107      273   15,398   SH           SOLE                             15,398
FEDERAL HOME LOAN MORTGAGE       COM      313400301   12,438  190,680   SH           SOLE                    15,826  174,854
FIRST FEDERAL FINANCIAL CORP     COM      32022D108      427   15,519   SH           SOLE                       878   14,641
FIRST LONG ISLAND CORP           COM      320734106    4,317  103,652   SH           SOLE                     8,529   95,123
FOOTHILL INDEPENDENT BANCORP     COM      344905104      864   43,127   SH           SOLE                     4,602   38,525
GOLD BANC CORPORATION INC        COM      379907108    3,534  242,900   SH           SOLE                    21,180  221,720
HIBERNIA CORP  -CL A             COM      428656102   11,151  336,095   SH           SOLE                    36,285  299,810
INVESTORS FINL SERVICES CORP     COM      461915100    5,344  141,305   SH           SOLE                    11,710  129,595
JACKSONVILLE BANCORP INC FL      COM      469249106    1,296   47,129   SH           SOLE                             47,129
KEYCORP                          COM      493267108    8,591  259,175   SH           SOLE                    21,355  237,820
KNIGHT TRADING GROUP INC         COM      499005106    6,463  848,279   SH           SOLE                    70,120  778,159
MBNA CORP                        COM      55262L100   19,540  746,958   SH           SOLE                    42,395  704,563
MB FINANCIAL INC                 COM      55264U108    1,756   44,103   SH           SOLE                             44,103
MIDWEST BANC HOLDINGS INC        COM      598251106      194   10,085   SH           SOLE                             10,085
NATIONAL MERCANTILE BANCORP      COM      636912206    3,576  236,100   SH           SOLE                            236,100
MERRILL LYNCH & CO INC           COM      590188108    9,353  170,039   SH           SOLE                    14,082  155,957
METLIFE INC                      COM      59156R108   12,078  268,777   SH           SOLE                    22,268  246,509
MERCHANTS & MFRS BANCORPORATION  COM      588327106    1,483   39,050   SH           SOLE                             39,050
OLD REPUBLIC INTL CORP           COM      680223104   10,371  410,103   SH           SOLE                    33,980  376,123
PRUDENTIAL FINANCIAL INC         COM      744320102   12,649  192,648   SH           SOLE                    15,964  176,684
REINSURANCE GROUP OF AMERICA     COM      759351109   13,729  295,200   SH           SOLE                    24,445  270,755
SEABRIGHT INSURANCE HOLDINGS     COM      811656107    2,466  215,820   SH           SOLE                    17,837  197,983
SERVICE BANCORP INC              COM      81756X103    2,030   79,250   SH           SOLE                             79,250
ST JOE COMPANY/THE               COM      790148100    5,545   68,015   SH           SOLE                     5,621   62,394
SOUTHWEST SECURITIES GP INC      COM      78503N107    5,669  329,981   SH           SOLE                    27,900  302,081
STANCORP FINL GROUP INC          COM      852891100    6,107   79,755   SH           SOLE                     6,600   73,155
WESTCORP                         COM      957907108   14,042  267,887   SH           SOLE                    22,225  245,662
TOTAL                                                292,409

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